Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 988,696	$ 319,514
Other receivables	1,002,300	2,300
Prepayments and advances	1,170,000	25,000
Current assets of discontinued operations		52,158,699
Total current assets	3,160,996	52,505,513
OTHER ASSETS
Property, plant and equipment, net	3,958,335
Other assets of discontinued operations		1,659,520
Total other assets	3,958,335	1,659,520
Total assets	7,119,331	54,165,033
CURRENT LIABILITIES:
Other payables and accrued liabilities	518,122	353,292
Other payables - related parties	10,711	540,000
Loans payable - employee		308,089
Current liabilities of discontinued operations		52,442,854
Total current liabilities	528,833	53,644,235
Total liabilities	528,833	53,644,235
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Preferred shares, $0.001 par value, 1,000,000 shares authorized, no shares issued or outstanding
Ordinary shares, $0.001 par value, 74,000,000 shares authorized, 25,623,822 and 7,174,626 shares issued and outstanding as of June 30, 2020 and 2019, respectively	25,624	7,175
Additional paid-in-capital	69,689,789	54,237,082
Deferred stock compensation	(1,201,183)	(3,161,200)
Deficit	(61,923,732)	(64,031,446)
Statutory reserves		6,248,092
Accumulated other comprehensive income		7,221,095
Total shareholders' equity	6,590,498	520,798
Total liabilities and shareholders' equity	$ 7,119,331	$ 54,165,033